Loans Receivable, Net (Tables)	9 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Loans receivable, net, consisted of the following as of the dates shown:

	December 31, 2012	March 31, 2012
Residential Real Estate Loans	$90,677,625	$97,807,917
Consumer Loans	56,595,093	58,685,000
Commercial Business	8,063,901	9,552,575
Commercial Real Estate	250,924,094	276,317,897
Total Loans Held For Investment	406,260,713	442,363,389
Loans Held For Sale	4,770,760	2,671,771
Total Loans Receivable, Gross	411,031,473	445,035,160
Less:
Allowance For Loan Losses	11,318,371	14,615,198
Loans In Process	2,002,595	1,886,652
Deferred Loan Fees	4,687	22,704
	13,325,653	16,524,554
Total Loans Receivable, Net	$397,705,820	$428,510,606

Schedule of Allowance for Loan Losses
Changes in the allowance for loan losses for the nine months ended December 31, 2012 and for the years ended March 31, 2012 and 2011 are summarized as follows:

	Nine Months Ended December 31,	Years Ended March 31,
	2012	2012	2011
Balance At Beginning Of Period	$14,615,198	$12,501,800	$12,307,394
Provision For Loan Losses	1,975,000	8,650,000	7,800,000
Charge Offs	(7,422,393)	(6,643,834)	(8,116,667)
Recoveries	2,150,566	107,232	511,073
Total Allowance For Loan Losses	$11,318,371	$14,615,198	$12,501,800

Financing Receivable Credit Quality Indicators
The following tables list the loan grades used by the Company as credit quality indicators and the balance in each category at the dates presented, excluding loans held for sale.

	Credit Quality Measures
December 31, 2012	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$82,565,630	$222,046	$293,079	$7,596,870	$90,677,625
Consumer	54,899,665	152,368	184,731	1,358,329	56,595,093
Commercial Business	7,256,607	151,521	514,253	141,520	8,063,901
Commercial Real Estate	162,570,021	32,049,447	17,417,778	38,886,848	250,924,094
Total	$307,291,923	$32,575,382	$18,409,841	$47,983,567	$406,260,713

	Credit Quality Measures
March 31, 2012	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$88,536,685	$—	$573,887	$8,697,345	$97,807,917
Consumer	57,113,676	159,805	27,604	1,383,915	58,685,000
Commercial Business	8,608,378	446,815	—	497,382	9,552,575
Commercial Real Estate	190,230,745	21,874,264	19,783,230	44,429,658	276,317,897
Total	$344,489,484	$22,480,884	$20,384,721	$55,008,300	$442,363,389

Past Due Financing Receivables
The following table presents an age analysis of past due balances by category at December 31, 2012.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$1,794,644	$3,757,801	$5,552,445	$85,125,180	$90,677,625
Consumer	1,862,611	211,756	646,136	2,720,503	53,874,590	56,595,093
Commercial Business	445,113	36,079	86,991	568,183	7,495,718	8,063,901
Commercial Real Estate	2,432,423	4,852,227	13,913,190	21,197,840	229,726,254	250,924,094
Total	$4,740,147	$6,894,706	$18,404,118	$30,038,971	$376,221,742	$406,260,713

The following table presents an age analysis of past due balances by category at March 31, 2012.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$2,778,235	$742,345	$3,638,929	$7,159,509	$90,648,408	$97,807,917
Consumer	659,028	352,421	620,358	1,631,807	57,053,193	58,685,000
Commercial Business	174,420	209,418	20,808	404,646	9,147,929	9,552,575
Commercial Real Estate	18,332,136	4,682,891	18,378,165	41,393,192	234,924,705	276,317,897
Total	$21,943,819	$5,987,075	$22,658,260	$50,589,154	$391,774,235	$442,363,389

Schedule of Financing Receivables, Non Accrual Status
The following table shows non-accrual loans by category at December 31, 2012 compared to March 31, 2012.

	At December 31, 2012		At March 31, 2012		$	%
	Amount	Percent (1)	Amount	Percent (1)	Increase (Decrease)	Increase (Decrease)
Non-accrual Loans:
Residential Real Estate	$3,757,801	0.9%	$3,638,929	0.8%	$118,872	3.3%
Commercial Business	86,991	—	20,808	—	66,183	318.1
Commercial Real Estate	13,913,190	3.4	18,378,165	4.2	(4,464,975)	(24.3)
Consumer	646,136	0.2	620,358	0.1	25,778	4.2
Total Non- accrual Loans	$18,404,118	4.5%	$22,658,260	5.1%	$(4,254,142)	(18.8)%

(1) PERCENT OF GROSS LOANS RECEIVABLE, NET OF DEFERRED FEES AND LOANS IN PROCESS AND LOANS HELD FOR SALE.

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent
The following tables show the activity in the allowance for loan losses by category for the periods indicated.

	For the Nine Months Ended December 31, 2012
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,928,625	$1,498,111	$644,855	$10,543,607	$14,615,198
Provision	183,236	(227,872)	175,141	1,844,495	1,975,000
Charge-Offs	(647,161)	(286,612)	(209,898)	(6,278,722)	(7,422,393)
Recoveries	56,859	17,644	8,821	2,067,242	2,150,566
Ending Balance	$1,521,559	$1,001,271	$618,919	$8,176,622	$11,318,371

	For the Year Ended March 31, 2012
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,702,864	$1,122,055	$924,149	$8,752,732	$12,501,800
Provision	789,365	1,570,350	114,169	6,176,116	8,650,000
Charge-Offs	(563,604)	(1,250,573)	(408,138)	(4,421,519)	(6,643,834)
Recoveries	—	56,279	14,675	36,278	107,232
Ending Balance	$1,928,625	$1,498,111	$644,855	$10,543,607	$14,615,198

Allowance for Credit Losses on Financing Receivables
The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses.

	Allowance For Loan Losses
December 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,521,559	$1,521,559
Consumer	—	1,001,271	1,001,271
Commercial Business	—	618,919	618,919
Commercial Real Estate	440,000	7,736,622	8,176,622
Total	$440,000	$10,878,371	$11,318,371

	Allowance For Loan Losses
March 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$155,000	$1,773,625	$1,928,625
Consumer	19,568	1,478,543	1,498,111
Commercial Business	148,610	496,245	644,855
Commercial Real Estate	1,313,670	9,229,937	10,543,607
Total	$1,636,848	$12,978,350	$14,615,198
The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable for the periods indicated.

	Loans Receivable
December 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$4,500,902	$86,176,723	$90,677,625
Consumer	322,588	56,272,505	56,595,093
Commercial Business	7,853	8,056,048	8,063,901
Commercial Real Estate	35,115,195	215,808,899	250,924,094
Total	$39,946,538	$366,314,175	$406,260,713

	Loans Receivable
March 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$3,544,061	$94,263,856	$97,807,917
Consumer	1,849,046	56,835,954	58,685,000
Commercial Business	172,362	9,380,213	9,552,575
Commercial Real Estate	35,231,717	241,086,180	276,317,897
Total	$40,797,186	$401,566,203	$442,363,389

Impaired Financing Receivables
The following tables are a summary of information related to impaired loans as of December 31, 2012 and March 31, 2012.

	December 31, 2012
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$4,500,902	$4,611,873	$—	$4,531,543	$130,896
Consumer Loans	322,588	386,588	—	342,916	28,419
Commercial Business	7,853	7,853	—	12,236	—
Commercial Real Estate	31,808,577	35,373,833	—	32,963,079	1,036,344
With An Allowance Recorded:
Residential Real Estate	—	—	—	—	—
Consumer Loans	—	—	—	—	—
Commercial Business	—	—	—	—	—
Commercial Real Estate	3,306,618	4,766,031	440,000	3,705,660	—
Total
Residential Real Estate	4,500,902	4,611,873	—	4,531,543	130,896
Consumer Loans	322,588	386,588	—	342,916	28,419
Commercial Business	7,853	7,853	—	12,236	—
Commercial Real Estate	35,115,195	40,139,864	440,000	36,668,739	1,036,344
Total	$39,946,538	$45,146,178	$440,000	$41,555,434	$1,195,659

	March 31, 2012
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,201,560	$2,456,960	$—	$2,066,066	$65,818
Consumer Loans	1,829,478	1,879,478	—	2,398,298	86,180
Commercial Business	23,752	47,752	—	294,894	1,677
Commercial Real Estate	27,425,873	29,175,328	—	24,020,047	1,186,679
With An Allowance Recorded:
Residential Real Estate	1,342,501	1,954,501	155,000	586,109	6,137
Consumer Loans	19,568	60,668	19,568	28,181	—
Commercial Business	148,610	148,610	148,610	207,135	5,608
Commercial Real Estate	7,805,844	9,945,912	1,313,670	4,687,210	228,483
Total
Residential Real Estate	3,544,061	4,411,461	155,000	2,652,175	71,955
Consumer Loans	1,849,046	1,940,146	19,568	2,426,479	86,180
Commercial Business	172,362	196,362	148,610	502,029	7,285
Commercial Real Estate	35,231,717	39,121,240	1,313,670	28,707,257	1,415,162
Total	$40,797,186	$45,669,209	$1,636,848	$34,287,940	$1,580,582

Troubled Debt Restructurings on Financing Receivables
The following table is a summary of TDRs restructured in the last 12 months that subsequently defaulted during the period:

	For the Nine Months Ended December 31, 2012		For the Year Ended March 31, 2012
Troubled Debt Restructurings That Subsequently Defaulted During the Period	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Residential Real Estate	—	$—	—	$—
Consumer Loans	—	—	—	—
Commercial Business	—	—	—	—
Commercial Real Estate	4	880,745	—	—
Total	4	$880,745	—	$—
The following table is a summary of loans restructured as TDRs during the periods indicated:

	For the Nine Months Ended December 31, 2012			For the Year Ended March 31, 2012
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Residential Real Estate	—	$—	$—	—	$—	$—
Consumer Loans	—	—	—	1	15,358	15,358
Commercial Business	—	—	—	—	—	—
Commercial Real Estate	1	257,452	257,452	14	11,988,576	11,988,576
Total	1	257,452	257,452	15	$12,003,934	$12,003,934